CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (1,766,224)	$ (841,299)
Adjustments to reconcile net loss to net cash used in operating activities
Interest earned on assets held in Trust	(602,390)	(4,787)
Changes in operating assets and liabilities:
Prepaid expenses	112,460	(216,983)
Accrued expenses	1,956,036	706,224
Net cash used in operating activities	(300,118)	(356,845)
Cash flows from investing activities
Cash deposited into trust account		(146,625,000)
Net cash used in investing activities		(146,625,000)
Cash flows from financing activities
Sale of units in public offering, net		140,317,771
Sale of private placement warrants to sponsor		7,250,000
Proceeds from issuance of Class B ordinary shares to sponsor		25,000
Net cash provided by financing activities		147,592,771
Net change in cash	(300,118)	610,926
Cash at beginning of period	610,926	0
Cash at end of period	310,808	610,926
Non-cash financing activities:
Deferred underwriters' discount and commissions		5,031,250
Initial classification of Class A ordinary shares subject to possible redemption		143,750,000
Remeasurement of Class A ordinary shares	$ 607,177	$ 1,213,479